SmartETFs Advertising & Marketing Technology ETF

Schedule of Investments

at March 31, 2022 (Unaudited)

Shares	Common Stocks: 99.4%	Value ($)
	Advertising: 56.0%
2,325	AcuityAds Holdings Inc.*	$7,324
50	Alphabet Inc.*	139,068
380	Baidu Inc.*	50,274
4,000	CyberAgent Inc.*	50,142
1,400	Digital Turbine Inc.*	61,334
310	Facebook Inc.*	68,931
3,500	Future PLC	119,643
2,230	Magnite Inc.*	29,458
5,300	Perion Network Ltd.	119,197
2,550	PubMatic Inc.*	66,606
260	Roku Inc.*	32,570
1,440	TechTarget Inc.*	117,043
1,000	Trade Desk Inc/The*	69,250
3,832	Tremor International Ltd.*	58,285
2,000	ValueCommerce Co., Ltd.*	61,363
1,280	Yandex NV*	13
14,000	Z Holdings Corp.	61,688
		1,112,189
	Enterprise Software/Services: 5.4%
370	Atlassian Corp PLC*	108,717

	Internet Content: 2.4%
1,000	Tencent Holdings Ltd.	47,771

	Marketing Technology: 35.6%
170	Adobe Inc.*	77,455
4,020	Criteo SA*	109,505
220	HubSpot Inc.*	104,487
8,040	iClick Interactive Asia Group Ltd.*	9,487
1,180	LiveRamp Holdings Inc.*	44,120
660	Pegasystems Inc.	53,229
3,870	QuinStreet Inc.*	44,892
12,280	S4 Capital PLC*	46,624
380	salesforce.com Inc.*	80,682
40,000	Weimob Inc.*	26,349
1,850	ZoomInfo Technologies Inc.*	110,519
		707,349

	Total Common Stocks (Cost $2,556,024)	1,976,026

	Total Investments (Cost $2,556,024) - 99.4%	1,976,026
	Other Assets in Excess of Liabilities - 0.6%	11,216
	Total Net Assets - 100.0%	$1,987,242

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company